Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Cash outflow for leases	$ 5,237	$ 1,317	$ 1,266
Interest expense on lease liabilities	$ 3,637	$ 491	$ 423